Intangible Assets (Tables) (Lazy Days' R.V. Center, Inc.)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of Intangible Assets and Accumulated Amortization

Intangible assets and the related accumulated amortization are summarized as follows:

	Successor			Predecessor
	As of June 30, 2018 (Unaudited)			As of December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Asset Value	Gross Carrying Amount	Accumulated Amortization	Net Asset Value
Amortizable intangible assets:
Manufacturer relationships	$29,000	$705	$28,295	$11,100	$3,238	$7,862
Customer relationships	9,100	221	8,879	1,300	1,300	-
	38,100	926	37,174	12,400	4,538	7,862
Non-amortizable intangible assets:
Trade names and trademarks	30,100	-	30,100	18,000	-	18,000
	$68,200	$926	$67,274	$30,400	$4,538	$25,862

Schedule of Estimated Future Amortization	Estimated future amortization expense is as follows:
Years ending
2018 (6 months)	$1,588
2019	3,175
2020	3,175
2021	3,175
2022	3,175
Thereafter	22,886
$37,174

Lazydays' RV Center Inc [Member]
Schedule of Intangible Assets and Accumulated Amortization

Intangible assets and the related accumulated amortization are summarized as follows:

	As of December 31,
	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net Asset Value	Gross Carrying Amount	Accumulated Amortization	Net Asset Value
Amortizable intangible assets:
Manufacturer relationships	$11,100	$3,238	$7,862	$11,100	$2,494	$8,606
Customer database	1,300	1,300	-	1,300	1,300	-
	12,400	4,538	7,862	12,400	3,794	8,606
Non-amortizable intangible assets:
Trade names and trademarks	18,000	-	18,000	18,000	-	18,000
	$30,400	$4,538	$25,862	$30,400	$3,794	$26,606

Schedule of Estimated Future Amortization	Estimated future amortization expense is as follows:
Years ending December 31,
2018	$746
2019	746
2020	746
2021	746
2022	746
Thereafter	4,132
$7,862